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VIA EDGAR

December 22, 2010

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Credit Suisse Capital Funds
Post-Effective Amendment No. 46 to Registration Statement on Form N-1A
Securities Act File No. 33-03706
Investment Company Act File No. 811-04604

Ladies and Gentlemen:

On behalf of Credit Suisse Capital Funds (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 46 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 47 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”).  The Amendment is being filed on behalf of Credit Suisse Large Cap Blend II Fund, the sole series of the Trust (the “Fund”).

The Amendment is being filed to include disclosure about changes to the Fund’s investment policies and strategies that were made during the fiscal year.  The Amendment also commences the annual updating of the Fund’s prospectuses and Statement of Additional Information (the “SAI”).   The remaining sections of the prospectuses contained in the Amendment are substantially similar to the Fund’s current prospectuses and the SAI contained in the Amendment is substantially similar to the Fund’s current SAI, except that disclosure about the Credit Suisse Large Cap Value Fund has been deleted from the SAI.  Credit Suisse Large Cap Value Fund was a series of the Trust that was liquidated earlier this year.  Accordingly, on behalf of the Trust, we hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on February 28, 2011 pursuant to Rule 485(a)(1) under the 1933 Act.  Prior to that date, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will incorporate by reference the Fund’s audited financial

NEW YORK    WASHINGTON    PARIS LONDON    MILAN    ROME FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

statements for the fiscal year ended October 31, 2010, contain updated performance information and file the consent of the Fund’s independent registered public accounting firm.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Karen Regan, Credit Suisse Asset Management, LLC
Rose F. DiMartino, Willkie Farr & Gallagher LLP
Elliot Gluck, Willkie Farr & Gallagher LLP